Short-Term Investment (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
103,244	$ 1,966,607	$ 2,094,402
Mutual Fund [Member]
103,244	1,792,331	1,955,965
Trading Equity Securities [Member]
103,244	$ 174,276	$ 138,437